Schedule of Changes in Carrying Amount of Goodwill by Operating Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Goodwill [Line Items]
Goodwill beginning balance
Goodwill resulting from the Merger	876,371
Effect of foreign currency translation	271
Goodwill ending balance	876,642
Vivint [Member]
Goodwill [Line Items]
Goodwill beginning balance
Goodwill resulting from the Merger	832,579
Effect of foreign currency translation	271
Goodwill ending balance	832,850
2GIG [Member]
Goodwill [Line Items]
Goodwill beginning balance
Goodwill resulting from the Merger	43,792
Goodwill ending balance	$ 43,792